CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012		Dec. 31, 2011
Cash flows from operating activities:
Net income	$ 6,466	$ 4,817		$ 1,019
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	48	31		28
Accrued severance pay	163	9		(27)
Stock-based compensation	32			10
Deferred tax	(5,080)	(1,033)
Capital loss on disposal of property and equipment				6
Capital gain on extinguishments of liabilities		(2,230)		(2,149)
Decrease (increase) in trade receivables, net	(1,498)	(55)		(790)
Decrease (increase) in other accounts receivable and prepaid expenses	(2,779)	(206)		283
Decrease (increase) in inventories, net	(84)	(11)		(72)
Increase (decrease) in trade payables	(142)	(659)		1,466
Increase (decrease) in employees and payroll accruals	257	(1)		3
Increase (decrease) in advances from customer				(1,010)
Increase (decrease) in accrued expenses and other liabilities	2,050	(638)		1,044
Net cash provided by (used in) operating activities	(567)	24		(189)
Cash flows from investing activities:
Purchase of property and equipment	(103)	(28)		(23)
Proceeds from sale of property and equipment				3
Acquisition of a business entity	(8,788)
Decrease in severance pay fund	(91)	25		6
Restricted cash deposits, net	(85)			130
Net cash provided by (used in) investing activities	(9,067)	(3)		116
Cash flows from financing activities:
Short-term bank credit, net	(101)	(11)		112
Principle repayment of convertible bonds				(21)
Proceeds from issuance of share capital, net of issuance costs	12,043
Proceeds from exercise of options and warrants, net	140		[1]		[1]
Net cash (used in) provided by financing activities	12,082	(11)		91
Increase (decrease) in cash and cash equivalents	2,448	10		18
Cash and cash equivalents at the beginning of the year	225	215		197
Cash and cash equivalents at the end of the year	$ 2,673	$ 225		$ 215

[1]	Less than $1.